Organization and Basis of Presentation (Details Textual)	1 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2015 shares	Sep. 30, 2015 USD ($) $ / shares shares	Feb. 14, 2008 shares	Sep. 30, 2016 USD ($) Customer shares	Sep. 30, 2015 USD ($) Customer $ / shares	Jun. 30, 2016 USD ($) Customer shares	Jun. 30, 2015 USD ($) Customer shares
Organization and basis of presentation (Textual)
Number of shares issued | shares			20,879,350
Percentage of equity interest in merger			86.50%
Number of customers | Customer				500		500
Accumulated deficit | $				$ (36,381,789)		$ (34,758,262)	$ (28,555,446)
Negative working capital | $				8,963,910		3,749,885
Deferred revenue | $				3,369,774		3,419,616	2,241,820
Research and development expense | $				$ 150,132	$ 32,069	311,798	127,001
Loss contingency payable | $							$ 592,312
Insufficient shares | $		$ 85,960			$ 85,960
Debt instruments and warrants outstanding | shares				108,318,807		120,941,836
Computation of dilutive shares | shares						98,322,309
Derivative liability conversion into notes payable | shares		18,231,003				2,820,180
Common stock, shares authorized | shares				300,000,000		300,000,000	100,000,000
Derivative liability | $				$ 104,446		$ 188,128
Common stock, voting rights						More than 50
Common Stock [Member]
Organization and basis of presentation (Textual)
Common stock, voting rights	More than 50					More than 50
Maximum [Member]
Organization and basis of presentation (Textual)
Estimated useful lives						7 years
Conversion price per share | $ / shares		$ 1.00			$ 1.00
Common stock, shares authorized | shares	200,000,000					300,000,000
Minimum [Member]
Organization and basis of presentation (Textual)
Estimated useful lives						3 years
Conversion price per share | $ / shares		$ 0.04			$ 0.04
Common stock, shares authorized | shares	100,000,000					200,000,000
Revenue [Member]
Organization and basis of presentation (Textual)
Number of customers | Customer				1	1	1	1
Concentration risk, percentage				85.00%	96.00%	98.00%	64.00%
Accounts Receivable [Member]
Organization and basis of presentation (Textual)
Number of customers | Customer				1	1		1
Concentration risk, percentage				10.00%	10.00%		99.00%